CASH AND CASH EQUIVALENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 2,662,316	$ 3,294,174
Short-term investments	$ 13,257,202	$ 11,042,904
Annual Interest rates on US dollar investments	3.80%
Annual Interest rates on CAD dollar investments	4.15%
Cash and short term investments held US dollar	97.00%	98.00%